Share Capital And Equity Compensation - Summary of Changes to Number of Outstanding PSUs (Details) - Performance Share Units - shares shares in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	749	766	874	766
Number of shares granted			0	204
Granted pre-separation		204
Converted into common shares pre-separation		(215)
Forfeited pre-separation		(6)
Net adjustment upon separation	153
Converted into shares post-separation	(28)
Converted into shares			(638)
Number of shares outstanding balance	874	749	236	874